Future Principal Repayments On Long-Term Bank Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 72,831
2014	15,000
2015	15,000
Borrowings	$ 102,831	$ 1,234,072